SHAREHOLDERS’ CAPITAL DEFICIENCY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of fair value of options granted under the stock option

	December 31,
	2023	2022
Risk-free interest rates	3.64 – 4.95%	2.97%
Expected life of options	2.5 – 6.1 years	6.25 years
Expected volatility	67.00 – 71.00%	70.00%
Expected dividend yield	0.00%	0.00%

Schedule of share-based compensation expense

	Years Ended December 31,
	2023	2022	2021
Research and development, net	$1,346	1,664	2,784
Sales and marketing	508	1,787	448
General and administrative	1,241	4,323	6,517
Total share-based compensation expense	$3,095	$7,774	$9,749

Schedule of stock option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2023	4,710,727	$5.16	4.26	$13,681
Granted	967,472	4.21
Forfeit	(219,764)	8.04
Expired	(202,463)	6.29
Exercised	(55,565)	5.55		$12
Balance at December 31, 2023	5,200,407	$4.37	7.53	7,472

Vested and expected to vest at December 31, 2022	4,710,727	$5.16	4.26	$13,681
Vested and expected to vest at December 31, 2023	5,200,407	$4.37	7.53	$7,472

Exercisable at December 31, 2022	3,333,715	$3.28	1.13	$11,175
Exercisable at December 31, 2023	4,165,659	$3.33	7.40	$7,215